SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Note payable GE	$ 1,200,000	$ 1,200,000
Accrued transition services	972,233	972,233
Accrued Interest	367,783	325,843
Total	$ 2,540,016	2,498,076	$ 2,442,154
Notes Payable [Member]
Debt Instrument [Line Items]
Note payable GE		1,200,000	1,200,000
Accrued transition services		972,233	972,233
Accrued Interest		325,843	269,921
Total		$ 2,498,076	$ 2,442,154